Consolidated Statement of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Consolidated Statement of Comprehensive Income
Profit for the year	€ 2,173.7	€ 1,611.6	€ 1,917.1
Items that will not be reclassified subsequently to profit or loss:
Net actuarial gain			6.6
Movements in hedging reserve, net of tax:
Effective portion of changes in fair value of cash-flow hedges	1,657.1	(156.5)	466.2
Net change in fair value of cash-flow hedges transferred to property, plant and equipment	(65.3)	(97.2)	(293.9)
Net other changes in fair value of cash-flow hedges transferred to profit or loss	260.2	(33.5)	62.2
Net movements in cash-flow hedge reserve	1,852.0	(287.2)	234.5
Total other comprehensive income/(loss) for the year, net of income tax	1,852.0	(287.2)	241.1
Total comprehensive income for the year - all attributable to equity holders of parent	€ 4,025.7	€ 1,324.4	€ 2,158.2